Business Combinations and Acquisitions of Non-Controlling Interests - Share Exchange with KPN (Details) € in Millions		1 Months Ended		12 Months Ended
	Feb. 28, 2017	Dec. 31, 2017 EUR (€)	Mar. 31, 2017 EUR (€) shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€) shares
Disclosure of detailed information about business combination [line items]
Increase (decrease) in equity through change in equity of equity holders				€ 371	€ 1,843	€ (7)
Increase (decrease) in equity through treasury share transactions				€ 1	€ 35	€ (637)
Telefónica Deutschland Holding, A.G.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary (as a percent)	63.20%		69.20%	69.22%
Koninklijke KPN NV
Disclosure of detailed information about business combination [line items]
Treasury stock delivered (shares) | shares			72,000,000
Percent of share capital transferred			0.0143
Number of shares received in exchange for treasury shares | shares			178,500,000
Increase (decrease) in equity through change in equity of equity holders			€ (671)
Koninklijke KPN NV | Telefónica Deutschland Holding, A.G.
Disclosure of detailed information about business combination [line items]
Percent of share capital transferred			0.060
Treasury shares
Disclosure of detailed information about business combination [line items]
Number of shares received in exchange for treasury shares | shares				0	0	77,087,297
Increase (decrease) in equity through change in equity of equity holders					€ 754
Increase (decrease) in equity through treasury share transactions				€ 2	35	€ (637)
Treasury shares | Koninklijke KPN NV
Disclosure of detailed information about business combination [line items]
Increase (decrease) in equity through treasury share transactions			€ (754)
Retained earnings
Disclosure of detailed information about business combination [line items]
Increase (decrease) in equity through change in equity of equity holders		€ 570		232	€ 449
Increase (decrease) in equity through treasury share transactions				€ (1)
Retained earnings | Koninklijke KPN NV
Disclosure of detailed information about business combination [line items]
Increase (decrease) in equity through treasury share transactions			€ 83